SLM Student Loan Trust 2005-8
Quarterly Servicing Report

Distribution Date	10/27/2008
Collection Period	07/01/2008 - 9/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2005-8 Deal Parameters

	Student Loan Portfolio Characteristics			6/30/2008	Activity	9/30/2008
A	i	Portfolio Balance		$1,806,764,299.84	($21,621,745.69)	$1,785,142,554.15
	ii	Interest to be Capitalized		5,168,001.99		4,696,469.40

	iii	Total Pool		$1,811,932,301.83		$1,789,839,023.55
	iv	Capitalized Interest		0.00		0.00
	v	Add-on Consolidation Loan Account Balance		0.00		0.00
	vi	Specified Reserve Account Balance		4,529,830.75		4,474,597.56

	vii	Total Adjusted Pool		$1,816,462,132.58		$1,794,313,621.11

B	i	Weighted Average Coupon (WAC)		3.774%		3.759%
	ii	Weighted Average Remaining Term		248.76		247.93
	iii	Number of Loans		127,975		126,747
	iv	Number of Borrowers		78,473		77,723
	v	Aggregate Outstanding Principal Balance - T-Bill		$11,985,644		$11,692,835
	vi	Aggregate Outstanding Principal Balance - Commercial Paper		$1,799,946,658		$1,778,146,188
	vii	Pool Factor		0.718867683		0.710102376

					% of O/S		% of O/S
	Notes		Rate/Spread	Balance 7/25/2008	Securities	Balance 10/27/2008	Securities

C	i	A-1 Notes 78442GQM1	0.000%	$36,924,132.58	2.033%	$14,775,621.11	0.823%
	ii	A-2 Notes 78442GQN9	0.090%	485,000,000.00	26.700%	485,000,000.00	27.030%
	iii	A-3 Notes 78442GQP4	0.110%	300,000,000.00	16.516%	300,000,000.00	16.719%
	iv	A-4 Notes 78442GQR0	4.250%	406,791,000.00	22.395%	406,791,000.00	22.671%
	v	A-5 Notes 78442GQS8	0.170%	510,000,000.00	28.077%	510,000,000.00	28.423%
	vi	B Notes 78442GQT6	0.310%	77,747,000.00	4.280%	77,747,000.00	4.333%

	vii	Total Notes		$1,816,462,132.58	100.000%	$$1,794,313,621.11	100.000%

	Reserve Account			7/25/2008		10/27/2008
D		Required Reserve Acct Deposit (%)		0.25%		0.25%

	i	Reserve Acct Initial Deposit ($)
	ii	Specified Reserve Acct Balance ($)		$4,529,830.75		$4,474,597.56
	iii	Reserve Account Floor Balance ($)		$3,780,805.00		$3,780,805.00

	iv	Current Reserve Acct Balance ($)		$4,529,830.75		$4,474,597.56

E	Other Accounts			7/25/2008		10/27/2008
	i	Supplemental Loan Purchase Account		$0.00		$0.00
	ii	Add-on Consolidation Loan Account		$0.00		$0.00
	iii	Capitalized Interest Account		$0.00		$0.00
	iv	Remarketing Fee Account		$1,139,014.80		$1,423,768.50
	v	A-4 Accumulation Account		$0.00		$0.00
	vi	A-4 Supplemental Interest Account		$0.00		$0.00
	vii	Investment Reserve Acocunt		$0.00		$0.00
	viii	Investment Premium Purchase Acocunt		$0.00		$0.00

F	Asset/Liability			7/25/2008		10/27/2008
	i	Total Adjusted Pool		$1,816,462,132.58		$1,794,313,621.11
	ii	Total Outstanding Balance Notes		$1,816,462,132.58		$1,794,313,621.11
	iii	Difference ( i - ii )		$0.00		$0.00
	iv	Parity Ratio ( i / ii )		1.00000		1.00000

II. 2005-8 Transactions from:	7/1/2008	through:	9/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$19,677,291.23
	ii	Principal Collections from Guarantor	7,254,975.15
	iii	Principal Reimbursements	72,933.77
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$27,005,200.15

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$115,429.45
	ii	Capitalized Interest	(5,498,883.91)

	iii	Total Non-Cash Principal Activity	$(5,383,454.46)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$21,621,745.69

E	Student Loan Interest Activity
	i	Regular Interest Collections	$10,077,748.74
	ii	Interest Claims Received from Guarantors	285,645.55
	iii	Collection Fees/Returned Items	4,281.15
	iv	Late Fee Reimbursements	146,350.09
	v	Interest Reimbursements	26,415.17
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	7,622,653.50
	viii	Subsidy Payments	1,203,958.54

	ix	Total Interest Collections	$19,367,052.74

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$635.52
	ii	Capitalized Interest	5,498,883.91

	iii	Total Non-Cash Interest Adjustments	$5,499,519.43

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$24,866,572.17

I	Non-Reimbursable Losses During Collection Period		$116,841.63

J	Cumulative Non-Reimbursable Losses to Date		$627,167.36

III. 2005-8 Collection Account Activity	7/1/2008	through	9/30/2008

A	Principal Collections
	i	Principal Payments Received	$24,436,049.89
	ii	Consolidation Principal Payments	2,496,216.49
	iii	Reimbursements by Seller	714.60
	iv	Borrower Benefits Reimbursements	3,318.47
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	68,900.70

	vii	Total Principal Collections	$27,005,200.15

B	Interest Collections
	i	Interest Payments Received	$19,178,825.39
	ii	Consolidation Interest Payments	11,180.94
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	24,439.44
	vi	Re-purchased Interest	1,975.73
	vii	Collection Fees/Return Items	4,281.15
	viii	Late Fees	146,350.09

	ix	Total Interest Collections	$19,367,052.74

C	Other Reimbursements		$732,673.35

D	Reserves in Excess of the Requirement		$55,233.19

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$242,190.58

G	Swap Receipts from Deutsche Bank AG, NY		$4,322,154.38

H	Funds borrowed during previous distribution		$0.00

I	Funds borrowed from subsequent distribution		$0.00

J	Excess Transferred from Supplemental Loan Purchase Account		$0.00

K	Excess Transferred from Add-on Consolidation Loan Account		$0.00

L	Excess Transferred from Remarketing Fee Account		$0.00

M	Funds Released from Capitalized Interest Account		$0.00

N	Funds Released from Supplemental Interest Account		$0.00

O	Initial Deposits into Collection Account		$0.00

	TOTAL AVAILABLE FUNDS		$51,724,504.39
P	LESS FUNDS PREVIOUSLY REMITTED:
	i	Servicing Fees to Servicer	$(1,502,248.65)
	ii	Consolidation Loan Rebate Fees to Dept. of Education	$(4,729,405.69)

Q	NET AVAILABLE FUNDS		$45,492,850.05

R	Servicing Fees Due for Current Period		$746,036.39

S	Carryover Servicing Fees Due		$0.00

T	Administration Fees Due		$25,000.00

U	Total Fees Due for Period		$771,036.39

IV. 2005-8	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0.000	0.000	0.000%	0.000%	0.000	0.000	0.000%	0.000%

REPAYMENT
Active
Current	3.750%	3.738%	92,103	91,376	71.970%	72.093%	$1,190,810,868.50	$1,190,379,141.50	65.908%	66.683%
31-60 Days Delinquent	3.927%	3.963%	4,007	3,869	3.131%	3.053%	57,270,196.06	53,716,931.47	3.170%	3.009%
61-90 Days Delinquent	3.971%	4.021%	1,605	1,519	1.254%	1.198%	19,811,303.82	20,614,488.48	1.097%	1.155%
91-120 Days Delinquent	4.037%	4.042%	771	938	0.602%	0.740%	10,263,033.17	12,233,155.38	0.568%	0.685%
> 120 Days Delinquent	4.117%	3.989%	2,066	2,333	1.614%	1.841%	27,172,293.02	29,435,641.80	1.504%	1.649%

Deferment
Current	3.541%	3.542%	16,382	16,493	12.801%	13.013%	274,265,339.67	265,974,495.74	15.180%	14.899%

Forbearance
Current	4.080%	4.025%	10,595	9,824	8.279%	7.751%	221,947,167.41	207,759,605.90	12.284%	11.638%

TOTAL REPAYMENT	3.774%	3.758%	127,529	126,352	99.651%	99.688%	$1,801,540,201.65	$1,780,113,460.27	99.711%	99.718%

Claims in Process (1)	4.032%	4.121%	446	395	0.349%	0.312%	$5,224,098.19	$5,029,093.88	0.289%	0.282%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	3.774%	3.759%	127,975	126,747	100.000%	100.000%	$1,806,764,299.84	$1,785,142,554.15	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2005-8	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$15,226,986.59

B	Interest Subsidy Payments Accrued During Collection Period	1,125,086.43

C	Special Allowance Payments Accrued During Collection Period	8,051,809.29

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	242,190.58

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Consolidation Loan Rebate Fees	(4,729,405.69)

G	Net Expected Interest Collections	$19,916,667.20

VI. 2005-8            Interest Rate Swap on Fixed Rate Reset Notes

Swap Counterparty		Deutsche Bank AG, NY

		Swap Calculation

i	Notional Amount (A-4 Note Beginning Balance)	$406,791,000.00

SLM Student Loan Trust 2005-8 Pays:
ii	3M LIBOR	2.80000%
iii	Spread	-0.01800%
iv	Swap Rate	2.78200%
v	Daycount (Actual/360) 7/25/2008 - 10/27/2008	94

vi	Payment Amount to DB AG, NY	$2,954,975.02

Deutsce Bank AG, NY pays:
vii	A-4 Note Rate	4.250%
viii	Daycount (30/360) 7/25/2008 - 10/25/2008	90

ix	Payment Amount to SLM Trust 2005-8	$4,322,154.38

VII. 2005-8	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)**	Rate ***	Index	Accrual Basis

A	Class A-1 Interest Rate	0.007311111	07/25/2008 - 10/27/2008	1 NY Business Day	2.80000%	LIBOR	Actual/360

B	Class A-2 Interest Rate	0.007546111	07/25/2008 - 10/27/2008	1 NY Business Day	2.89000%	LIBOR	Actual/360

C	Class A-3 Interest Rate	0.007598333	07/25/2008 - 10/27/2008	1 NY Business Day	2.91000%	LIBOR	Actual/360

D	Class A-4 Interest Rate*	0.010625000	07/25/2008 - 10/25/2008	1 NY Business Day	4.25000%	FIXED RESET	30/360

E	Class A-5 Interest Rate	0.007755000	07/25/2008 - 10/25/2008	1 NY Business Day	2.97000%	LIBOR	Actual/360

F	Class B Interest Rate	0.008120556	07/25/2008 - 10/27/2008	1 NY Business Day	3.11000%	LIBOR	Actual/360
* Reset Note
** The Record Date for a distribution date that coincides with a reset date for a reset note is the Notice Date. See “Description of the Notes - the Reset Rate Notes” in the Prospectus Supplement.
*** Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2005-8	Inputs From Prior Quarter	6/30/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$1,806,764,299.94
	ii	Interest To Be Capitalized	5,168,001.99

	iii	Total Pool	$1,811,932,301.83
	iv	Capitalized Interest	0.00
	v	Add-on Consolidation Loan Account Balance	0.00
	vi	Specified Reserve Account Balance	4,529,830.75

	vii	Total Adjusted Pool	$1,816,462,132.58

B	Total Note Factor		0.700920508
C	Total Note Balance		$1,816,462,132.58

D	Note Balance 7/25/2008		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B

	i	Current Factor	0.045473070	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000

	ii	Expected Note Balance	$36,924,132.58	$485,000,000.00	$300,000,000.0	$406,791,000.00	$510,000,000.00	$77,747,000.00

	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$4,529,830.75
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2005-8            Waterfall for Distributions

				Remaining
			Amount Paid	Funds Balance
	Item Description
A	Total Available Funds ( Section III-Q )		$45,492,850.05	$45,492,850.05

B	Primary Servicing Fees — Current Month		$746,036.39	$44,746,813.66

C	Administration Fee		$25,000.00	$44,721,813.66

D	Quarterly Funding Amount		$284,753.70	$44,437,059.96

E	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$269,956.44	$44,167,103.52
	ii	Class A-2	$3,659,863.89	$40,507,239.63
	iii	Class A-3	$2,279,500.00	$38,227,739.63
	iv	Class A-4	$4,322,154.38	$33,905,585.25
	v	Class A-5	$3,955,050.00	$29,950,535.25

	vii	Total Class A Interest Distribution	$14,486,524.71

F	Interest Rate Swap Payment (pro-rata with Item E)		$2,954,975.02	$26,995,560.23

G	Class B Noteholders’ Interest Distribution Amount		$631,348.83	$26,364,211.40

H	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$22,148,511.47	$4,215,699.93
	ii	Class A-2	$0.00	$4,215,699.93
	iii	Class A-3	$0.00	$4,215,699.93
	iv	Class A-4	$0.00	$4,215,699.93
	v	Class A-5	$0.00	$4,215,699.93

	vii	Total Class A Principal Distribution	$22,148,511.47

I	Supplemental Interest Account Deposit		$0.00	$4,215,699.93

J	Investment Reserve Account Required Amount		$0.00	$4,215,699.93

K	Class B Noteholders’ Principal Distribution Amount		$0.00	$4,215,699.93

L	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$4,215,699.93

M	Investment Premium Puchase Account Deposit Amount		$0.00	$4,215,699.93

N	Carryover Servicing Fees		$0.00	$4,215,699.93

O	Remarketing Fees not paid from Remarketing Fee Account		$0.00	$4,215,699.93

P	Excess to Certificateholder		$4,215,699.93	$0.00

X. 2005-8           Account Reconciliations

Reserve Account
i	Beginning of Period Account Balance	$4,529,830.75
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$4,529,830.75
iv	Required Reserve Account Balance	$4,474,597.56

v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve - Release to Collection Account	$55,233.19
vii	Ending Reserve Account Balance	$4,474,597.56

Supplemental Loan Purchase Account
i	Beginning of Period Account Balance	$0.00
ii	Supplemental Loan Purchases	$0.00
iii	Transfers to Collection Account	$0.00

iv	Ending Balance	$0.00

Add-on Consolidation Loan Account
Consolidation Loan Add-on Period end date		3/31/2006
i	Beginning of Period Account Balance	$0.00
ii	Add-on Loans Funded	$0.00
iii	Transfers to Collection Account	$0.00

iv	Ending Balance	$0.00

Capitalized Interest Account
Capitalized Interest Account Release Date		10/25/2006
i	Beginning of Period Account Balance	$0.00
ii	Transfers to Collection Account	$0.00

iii	Ending Balance	$0.00

Remarketing Fee Account
Next Remarketing Date A-4 Notes		1/26/2009
Reset Period Target Amount		$1,423,768.50
Quarterly Required Amount		$1,423,768.50
i	Beginning of Period Account Balance	$1,139,014.80
ii	Quarterly Funding Amount	$284,753.70
iii	Quarterly Required Amount Excess	$0.00
iv	Remarketing Fee paid this Distribution	$0.00

iv	Ending Balance	$1,423,768.50

A-4 Accumulation Account
i	Initial Deposits	$0.00
ii	A-4 PDA deposits	$0.00
iii	Principal Payments to the A-3 Noteholders	$0.00

iv	Ending Balance	$0.00

A-4 Supplemental Interest Account
Accumulation Account Balance		$0.00
3M LIBOR-based swap rate		n/a
Assumed Investment Rate, Accum. Account		n/a
Difference		n/a
Number of Days Through Next Distribution Date		n/a
i	Initial Deposits	$0.00
ii	Funds Released into Collection Account	$0.00
iii	Supplemental Interest Account Deposit Amount	$0.00

iv	Ending Balance	$0.00

Investment Reserve Acocunt
Investment Downgrade Flag		N
i	Initial Deposits	$0.00
ii	Transfer to Accumulation Account	$0.00
iii	Funds Released into Collection Account	$0.00
iv	New Deposits	$0.00
v	Ending Balance	$0.00

Investment Premium Purchase Acocunt
i	Initial Deposits	$0.00
ii	New Quarterly Deposits
	(=1% of new Accum. Account Deposits)	$0.00
iii	Payments made on investments in excess of par	$0.00
iv	Ending Balance	$0.00

XI. 2005-8            Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 10/25/2011 or (2) the
	first date on which no class A notes remain outstanding.

B	Note Balance Trigger
	i	Notes Outstanding (after application of available funds)	$1,794,313,621.11
	ii	Less: Amounts in the Accumulation Accounts	0.00

	iii	Total	$1,794,313,621.11

	iv	Adjusted Pool Balance	$1,794,313,621.11

	v	Note Balance Trigger Event Exists (iii > iv)	N

	After the stepdown date, a trigger event in existence results in a Class B Percentage of 0.

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$1,785,142,554.15
	ii	Borrower Interest Accrued	15,226,986.59
	iii	Interest Subsidy Payments Accrued	1,125,086.43
	iv	Special Allowance Payments Accrued	8,051,809.29
	v	Reserve Account Balance (after any reinstatement)	4,474,597.56

	vi	Total	$1,814,021,034.02
	vii	Less: Specified Reserve Account Balance	$(4,474,597.56)

	viii	Total	$1,809,546,436.46

	ix	Class A Notes Outstanding (US$ equivalent, after application of available funds)	$1,716,566,621.11
	x	Less: Amounts in the Accumulation Accounts	$0.00

	xi	Total	1,716,566,621.11

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before	N
		Any Amounts are Applied to the Class B Noteholders' Distribution Amount
		(xi > viii or xii = Y)

XII. 2005-8            Distributions

A		Distribution Amounts	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B

	i	Quarterly Interest Due	$269,956.44	$3,659,863.89	$2,279,500.00	$4,322,154.38	$3,955,050.00	$631,348.83
	ii	Quarterly Interest Paid	269,956.44	3,659,863.89	2,279,500.00	4,322,154.38	3,955,050.00	631,348.83
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$22,148,511.47	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	22,148,511.47	0.00	0.00	0.00	0.00	0.00
	ix	Quarterly Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$22,418,467.91	$3,659,863.89	$2,279,500.00	$4,322,154.38	$3,955,050.00	$631,348.83

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/08	$1,816,462,132.58
	ii	Adjusted Pool Balance	9/30/08	1,794,313,621.11

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$22,148,511.47

	iv	Adjusted Pool Balance	6/30/08	$1,816,462,132.58
	v	Adjusted Pool Balance	9/30/08	1,794,313,621.11

	vi	Current Principal Due (iv - v)		$22,148,511.47
	vii	Principal Shortfall from Previous Collection Period		0.00

	viii	Principal Distribution Amount (vi + vii)		$22,148,511.47

	ix	Principal Distribution Amount Paid		$22,148,511.47

	x	Principal Shortfall (viii - ix)		$0.00

C		Total Principal Distribution		$22,148,511.47
D		Total Interest Distribution		15,117,873.54

E		Total Cash Distributions		$37,266,385.01

F					Paydown
	Note Balances			7/25/2008	Factor	10/27/2008
	i	A-1 Note Balance	78442GQM1	$36,924,132.58		$14,775,621.11
		A-1 Note Pool Factor		0.045473070	0.027276492	0.018196578

	ii	A-2 Note Balance	78442GQN9	$485,000,000.00		$485,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78442GQP4	$300,000,000.00		$300,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78442GQR0	$406,791,000.00		$406,791,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78442GQS8	$510,000,000.00		$510,000,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	B Note Balance	78442GQT6	$77,747,000.00		$77,747,000.00
		B Note Pool Factor		1.00000000	0.000000000	1.0000000000

XIII. 2005-8            Historical Pool Information

						2007	2006	2005
			7/1/08 - 9/30/08	4/1/08 - 6/30/08	1/1/08 - 3/31/08	1/1/07 - 12/31/07	1/1/06 - 12/31/06	9/20/05 - 12/31/05

Beginning Student Loan Portfolio Balance			$1,806,764,299.84	$1,827,685,100.60	$1,849,952,723.72	$2,044,195,845.47	$2,470,169,782.22	$2,489,989,263.16

	Student Loan Principal Activity
	i	Regular Principal Collections	$19,677,291.23	$17,730,254.42	$22,492,463.10	$190,098,973.78	$440,103,608.27	$38,242,117.29
	ii	Principal Collections from Guarantor	7,254,975.15	8,494,468.39	4,895,305.40	25,625,414.78	14,079,815.33	1,579,087.30
	iii	Principal Reimbursements	72,933.77	213,435.31	32,085.76	413,979.78	1,330,157.76	2,672,322.42
	iv	Other System Adjustments	0.00	0.00	0.00	0.00	0.00	0.00

	v	Total Principal Collections	$27,005,200.15	$26,438,158.12	$27,419,854.26	$216,138,368.34	$455,513,581.36	$42,493,527.01
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$115,429.45	$148,869.35	$71,174.30	$215,915.22	$81,560.19	$3,209.01
	ii	Capitalized Interest	(5,498,883.91)	(5,666,226.71)	(5,223,405.44)	(22,111,161.81)	(25,115,377.74)	(5,746,320.10)

	iii	Total Non-Cash Principal Activity	$(5,383,454.46)	$(5,517,357.36)	$(5,152,231.14)	$(21,895,246.59)	$(25,033,817.55)	$(5,743,111.09)

	Student Loan Principal Purchases		$0.00	$0.00	$0.00	$0.00	$(4,505,827.06)	$(16,930,934.98)

(-)	Total Student Loan Principal Activity		$21,621,745.69	$20,920,800.76	$22,267,623.12	$194,243,121.75	$425,973,936.75	$19,819,480.94

	Student Loan Interest Activity
	i	Regular Interest Collections	$10,077,748.74	$10,247,028.22	$10,469,849.56	$44,309,502.46	$50,677,661.44	$14,942,442.65
	ii	Interest Claims Received from Guarantors	285,645.55	355,499.06	194,377.83	1,037,274.61	498,764.56	21,125.39
	iii	Collection Fees/Returned Items	4,281.15	5,173.79	7,139.58	73,767.36	66,324.97	508.40
	iv	Late Fee Reimbursements	146,350.09	151,871.57	176,586.01	678,413.50	661,853.17	142,287.03
	v	Interest Reimbursements	26,415.17	25,087.89	37,049.35	171,786.44	93,402.93	15,052.85
	vi	Other System Adjustments	0.00	0.00	0.00	0.00	0.00	0.00
	vii	Special Allowance Payments	7,622,653.50	9,883,577.72	17,639,069.55	84,784,440.46	90,970,109.36	1,992,975.50
	viii	Subsidy Payments	1,203,958.54	1,246,904.54	1,249,414.66	6,056,300.62	9,372,030.12	348,142.30

	ix	Total Interest Collections	$19,367,052.74	$21,915,142.79	$29,773,486.54	$137,111,485.45	$152,340,146.55	$17,462,534.12

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$635.52	$151.79	$1,084.88	$4,352.31	$(7,608.45)	$(1,190.75)
	ii	Capitalized Interest	5,498,883.91	5,666,226.71	5,223,405.44	22,111,161.81	25,115,377.74	5,746,320.10

	iii	Total Non-Cash Interest Adjustments	$5,499,519.43	$5,666,378.50	$5,224,490.32	$22,115,514.12	$25,107,769.29	$5,745,129.35

	Student Loan Interest Purchases		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	Total Student Loan Interest Activity		$24,866,572.17	$27,581,521.29	$34,997,976.86	$159,226,999.57	$177,447,915.84	$23,207,663.47

(=)	Ending Student Loan Portfolio Balance		$1,785,142,554.15	$1,806,764,299.84	$1,827,685,100.60	$1,849,952,723.72	$2,044,195,845.47	$2,470,169,782.22

(+)	Interest to be Capitalized		$4,696,469.40	$5,168,001.99	$5,868,714.30	$5,564,053.59	$6,266,981.11	$6,710,769.95

(=)	TOTAL POOL		$1,789,839,023.55	$1,811,932,301.83	$1,833,553,814.90	$1,855,516,777.31	$2,050,462,826.58	$2,476,880,552.17

(+)	Capitalized Interest		$0.00	$0.00	$0.00	$0.00	$0.00	$66,000,000.00

(+)	Add-on Consolidation Loan Account Balance		$0.00	$0.00	$0.00	$0.00	$0.00	$10,341,882.72

(+)	Reserve Account Balance		$4,474,597.56	$4,529,830.75	$4,583,884.54	$4,638,791.94	$5,126,157.07	$6,218,056.09

(=)	Total Adjusted Pool		$1,794,313,621.11	$1,816,462,132.58	$1,838,137,699.44	$1,860,155,569.25	$2,055,588,983.65	$2,559,440,490.98

XIV. 2005-8	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jan-06	$ 2,476,880,552	1.75%

Apr-06	$ 2,427,660,673	2.97%

Jul-06	$ 2,287,421,428	7.80%

Oct-06	$ 2,138,336,317	10.98%

Jan-07	$ 2,050,462,827	11.29%

Apr-07	$ 1,995,513,538	10.66%

Jul-07	$ 1,945,265,961	10.11%

Oct-07	$ 1,889,970,656	9.83%

Jan-08	$ 1,855,516,777	9.21%

Apr-08	$ 1,833,553,815	8.46%

Jul-08	$ 1,811,932,302	7.83%

Oct-08	$ 1,789,839,024	7.31%
* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.